Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 41.0%

Communication Services - 2.7%
Interactive Media & Services - 2.7%
Alphabet, Inc. - Class A	18,456	$3,541,707
Meta Platforms, Inc. - Class A	5,678	4,391,592
Total Communication Services		7,933,299
Consumer Discretionary - 5.7%
Automobiles - 0.7%
Ferrari N.V. (Italy)	4,810	2,132,706
Broadline Retail - 2.0%
Amazon.com, Inc.*	21,060	4,930,357
MercadoLibre, Inc. (Brazil)*	441	1,046,885
		5,977,242
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc.*	47,103	2,019,777
Household Durables - 0.9%
Persimmon plc - ADR (United Kingdom)	46,141	1,404,070
Taylor Wimpey plc - ADR (United Kingdom)	103,428	1,396,278
		2,800,348
Specialty Retail - 0.4%
The TJX Companies, Inc.	9,125	1,136,336
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA - ADR (France)	12,218	2,997,320
Total Consumer Discretionary		17,063,729
Consumer Staples - 1.1%
Beverages - 1.1%
The Coca-Cola Co.	46,493	3,156,410
Financials - 6.9%
Banks - 1.5%
HDFC Bank Ltd. - ADR (India)	30,980	2,378,335
JPMorgan Chase & Co.	3,775	1,118,306
NU Holdings Ltd. - Class A (Brazil)*	90,227	1,102,574
		4,599,215
Capital Markets - 3.1%
BlackRock, Inc.	1,508	1,667,863
Deutsche Boerse AG - ADR (Germany)	34,812	1,005,370
Intercontinental Exchange, Inc.	6,149	1,136,520
Moody’s Corp.	4,800	2,475,504
Nasdaq, Inc.	11,864	1,141,554
S&P Global, Inc.	3,386	1,866,025
		9,292,836
Financial Services - 2.3%
Mastercard, Inc. - Class A	7,229	4,095,012
Visa, Inc. - Class A	7,820	2,701,575
		6,796,587
Total Financials		20,688,638

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care - 5.2%
Biotechnology - 0.7%
Vertex Pharmaceuticals, Inc.*	4,478	$2,045,864
Health Care Equipment & Supplies - 0.7%
Intuitive Surgical, Inc.*	4,408	2,120,645
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	10,800	2,695,248
Life Sciences Tools & Services - 1.1%
Lonza Group AG - ADR (Switzerland)	16,185	1,128,904
Thermo Fisher Scientific, Inc.	4,679	2,188,274
		3,317,178
Pharmaceuticals - 1.8%
AstraZeneca plc - ADR (United Kingdom)	30,335	2,217,185
Roche Holding AG - ADR	54,374	2,115,692
Zoetis, Inc.	6,803	991,810
		5,324,687
Total Health Care		15,503,622
Industrials - 5.5%
Aerospace & Defense - 2.2%
BAE Systems plc - ADR (United Kingdom)	11,919	1,139,635
HEICO Corp. - Class A	7,244	1,869,604
L3Harris Technologies, Inc.	12,599	3,462,457
		6,471,696
Air Freight & Logistics - 1.1%
Deutsche Post AG - ADR (Germany)	74,667	3,360,762
Commercial Services & Supplies - 0.4%
Rollins, Inc.	19,688	1,127,532
Ground Transportation - 1.0%
Canadian National Railway Co. (Canada)	10,730	1,002,719
CSX Corp.	31,417	1,116,560
Union Pacific Corp.	4,836	1,073,447
		3,192,726
Professional Services - 0.8%
TransUnion	24,349	2,317,781
Total Industrials		16,470,497
Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	10,646	1,133,906
Halma plc - ADR (United Kingdom)	12,833	1,118,909
		2,252,815
Semiconductors & Semiconductor Equipment - 2.1%
Infineon Technologies AG - ADR (Germany)	44,657	1,755,913
NVIDIA Corp.	12,867	2,288,653

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,280	$2,242,234
		6,286,800
Software - 7.1%
Atlassian Corp. - Class A *	11,873	2,277,004
Cadence Design Systems, Inc.*	10,635	3,877,202
Clearwater Analytics Holdings, Inc. - Class A*	48,949	991,707
Microsoft Corp.	10,986	5,861,031
Salesforce, Inc.	4,297	1,110,044
ServiceNow, Inc.*	2,379	2,243,682
Synopsys, Inc.*	3,941	2,496,505
Workday, Inc. - Class A*	9,556	2,191,955
		21,049,130
Total Information Technology		29,588,745
Materials - 2.8%
Chemicals - 2.4%
Air Liquide S.A. - ADR (France)	81,781	3,222,171
Albemarle Corp.	13,654	926,424
The Sherwin-Williams Co.	3,362	1,112,419
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	49,843	1,831,730
		7,092,744
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (Canada)	19,407	1,345,099
Total Materials		8,437,843
Real Estate - 1.2%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A*	15,218	2,370,051
Specialized REITs - 0.4%
Extra Space Storage, Inc.	7,808	1,049,083
Total Real Estate		3,419,134
TOTAL COMMON STOCKS
(Identified Cost $103,684,370)		122,261,917

CORPORATE BONDS - 13.6%

Non-Convertible Corporate Bonds- 13.6%
Communication Services - 0.4%
Entertainment - 0.3%
The Walt Disney Co., 6.65%, 11/15/2037	620,000	703,619
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	386,995

Total Communication Services		1,090,614

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 1.0%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,200,000	$1,963,639
Household Durables - 0.3%
DR Horton, Inc., 4.85%, 10/15/2030	780,000	784,262
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	255,000	218,413

Total Consumer Discretionary		2,966,314

Energy - 1.7%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	293,780	281,513
Oil, Gas & Consumable Fuels - 1.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $287,486)[3]	319,173	287,262
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,378,778
Energy Transfer LP
7.375%, 2/1/2031[2]	890,000	930,926
6.50%, 2/1/2042	1,350,000	1,407,194
Kinder Morgan, Inc., 4.80%, 2/1/2033	620,000	609,722
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $335,863)[3]	335,000	78,175
		4,692,057
Total Energy		4,973,570

Financials - 6.6%
Banks - 4.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,470,000	1,318,144
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,370,000	1,332,707
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	960,000	959,342
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	330,000	343,020
Huntington Bancshares, Inc., 2.55%, 2/4/2030	980,000	896,573
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,220,000	2,213,415
KeyBank NA, 5.85%, 11/15/2027	770,000	791,559

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.,
(U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,300,000	$1,314,171
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,440,000	1,340,127
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,320,000	1,326,459
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,290,000	1,315,064
		13,150,581
Capital Markets - 0.7%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	484,279
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	329,102
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,230,000	1,284,698
		2,098,079
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	1,640,000	1,748,379
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	236,767
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	212,142
		448,909
Insurance - 0.8%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	470,000	476,363
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	470,000	477,763
New York Life Global Funding, 4.70%, 1/29/2029[2]	470,000	475,146
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	901,699
		2,330,971
Total Financials		19,776,919

Industrials - 0.8%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	300,000	300,988

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	45,892	$45,943
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	47,325	46,436
Series 2019-2, Class B, 3.50%, 5/1/2028	246,441	238,778
		331,157
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	970,793
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	980,000	960,936
		1,931,729
Total Industrials		2,563,874

Materials - 0.5%
Metals & Mining - 0.5%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	322,129
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,243,913	1,226,002
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[3,6]	497,000	5

Total Materials		1,548,136

Real Estate - 1.7%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	478,515
Retail REITs - 0.3%
Simon Property Group LP, 2.65%, 2/1/2032	1,167,000	1,029,013
Specialized REITs - 1.2%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	885,000	924,888
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	513,022
6.599%, 1/15/2028[2]	1,270,000	1,302,132
4.831%, 10/15/2029[2]	710,000	706,010
		3,446,052
Total Real Estate		4,953,580

Utilities - 0.9%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	936,826

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	$1,880,991

Total Utilities		2,817,817
TOTAL CORPORATE BONDS
(Identified Cost $41,068,056)		40,690,824

U.S. TREASURY SECURITIES - 21.0%

U.S. Treasury Bonds - 4.5%
U.S. Treasury Bond
3.00%, 5/15/2047	7,980,000	5,906,447
3.625%, 2/15/2053	9,495,000	7,639,024

Total U.S. Treasury Bonds
(Identified Cost $14,539,866)		13,545,471
U.S. Treasury Notes - 16.5%
U.S. Treasury Note
3.125%, 11/15/2028	6,609,000	6,452,552
1.75%, 11/15/2029	7,132,000	6,536,924
0.875%, 11/15/2030	13,693,000	11,681,841
1.375%, 11/15/2031	7,165,000	6,093,049
4.125%, 11/15/2032	6,104,000	6,089,694
4.50%, 11/15/2033	6,101,000	6,209,674
4.25%, 11/15/2034	6,058,000	6,020,137

Total U.S. Treasury Notes
(Identified Cost $48,728,421)		49,083,871
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $63,268,287)		62,629,342

ASSET-BACKED SECURITIES - 5.3%

Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	722,750	732,544
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	790,798
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	643,600
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	409,860	374,309
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,588,334
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	2,027,669
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	783,512	641,765
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,876,088
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	850,000	853,005

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.164%, 3/26/2040[2,7]	115,791	$115,059
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	166,521
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,078,331	1,070,580
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,897,251	1,903,732
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	319,027	316,750
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	658,039	668,832
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	331,611	333,130
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.114%, 5/26/2026[7]	1,624,859	1,577,598

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $16,015,431)		15,680,314

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,043,823	1,003,480
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	21,599	20,383
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	566,824	456,030
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	108,108	98,907
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	253,039	227,827
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	223,026	197,914
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	128,972	112,532
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	41,080	38,182
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	820,482	714,545
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	11,233	11,092
Series 2021-69, Class WJ, 1.50%, 10/25/2050	766,919	647,621
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,776,455	1,531,646

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	179,708	$164,784
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,033,267	957,820
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	770,634	682,005
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	782,441	691,194
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	857,925	730,409
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	80,990	79,374
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	10,238	9,008
JP Morgan Seasoned Mortgage Trust,
Series 2025-1, Class A3, 3.702%, 1/25/2063[2,8]	1,273,607	1,135,061
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	188,977	180,818
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	209,949	202,701
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	239,613	228,361
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	739,168	740,689
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.352%, 7/25/2029 (Acquired 07/24/2023, cost $133,902)[3,7]	133,902	133,887
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	763,496	701,302
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	947,147	808,041
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,663,824	1,334,265
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,060,279	852,053
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	177,260	152,408
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	353,928	316,887
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	125,762	112,626
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	159,300	143,098
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]	66,012	58,467

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		63,302	$55,698
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]		884,317	472,825
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		106,937	101,552
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.467%, 10/25/2048[2,7]		141,780	141,938
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		72,342	66,985

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $18,526,788)			16,314,415

FOREIGN GOVERNMENT BONDS - 0.7%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,005,000	1,011,729
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,092,254
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	54,494
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,199,600)			2,158,477

MUNICIPAL BONDS - 0.3%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $955,000)		955,000	893,813

U.S. GOVERNMENT AGENCIES - 9.1%

Mortgage-Backed Securities - 9.1%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		222,706	219,774
Pool #MA1834, UMBS, 4.50%, 2/1/2034		173,943	173,153
Pool #MA1903, UMBS, 4.50%, 5/1/2034		126,608	126,032
Pool #889576, UMBS, 6.00%, 4/1/2038		124,811	130,594
Pool #MA3412, UMBS, 3.50%, 7/1/2038		219,161	208,849
Pool #995196, UMBS, 6.00%, 7/1/2038		257,837	269,187
Pool #AD0207, UMBS, 6.00%, 10/1/2038		45,618	47,732

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0220, UMBS, 6.00%, 10/1/2038	14,190	$14,814
Pool #MA0258, UMBS, 4.50%, 12/1/2039	234,590	231,894
Pool #AL1595, UMBS, 6.00%, 1/1/2040	159,074	166,444
Pool #AL0152, UMBS, 6.00%, 6/1/2040	245,857	257,248
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,652,185	1,466,579
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,738,629	1,659,211
Pool #AL7068, UMBS, 4.50%, 9/1/2042	75,636	74,766
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,099,708	2,096,173
Pool #AX5234, UMBS, 4.50%, 11/1/2044	295,466	288,476
Pool #BD1381, UMBS, 3.50%, 6/1/2046	38,783	35,444
Pool #BE7845, UMBS, 4.50%, 2/1/2047	53,436	51,785
Pool #AL8674, 5.628%, 1/1/2049	607,398	626,610
Pool #FS1179, UMBS, 3.50%, 12/1/2049	844,881	769,048
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,743,632	1,535,909
Pool #MA4020, UMBS, 3.00%, 5/1/2050	2,844,329	2,457,931
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,143,144	1,867,090
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,133,283	1,851,124
Pool #FS4925, UMBS, 3.50%, 4/1/2052	1,932,812	1,746,864
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,106,351	1,054,494
Pool #MA4807, UMBS, 5.50%, 11/1/2052	986,502	986,041
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,657,000	1,621,834
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	190,242	189,552
Pool #C91771, 4.50%, 6/1/2034	3,558	3,545
Pool #C91780, 4.50%, 7/1/2034	4,219	4,205
Pool #G03781, 6.00%, 1/1/2038	40,962	42,918
Pool #G03926, 6.00%, 2/1/2038	67,232	70,442
Pool #G05900, 6.00%, 3/1/2040	38,525	40,364
Pool #G05906, 6.00%, 4/1/2040	34,067	35,693
Pool #A92889, 4.50%, 7/1/2040	440,892	436,873
Pool #G08772, 4.50%, 7/1/2047	49,060	47,424
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	98,503	89,662
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,428,157	2,428,760

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,600,096	$1,564,415

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $27,909,631)		26,988,953

SHORT-TERM INVESTMENT - 3.5%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[10]
(Identified Cost $10,433,993)	10,433,993	10,433,993

TOTAL INVESTMENTS - 100.0%
(Identified Cost $284,061,156)		298,052,048
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(82,663)
NET ASSETS - 100%		$297,969,385

Investment Portfolio - July 31, 2025

(unaudited)

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

* Non-income producing security.

  ##Less than (0.1%).

 1 Amount is stated in USD unless otherwise noted.

 2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $39,241,765, which represented 13.2% of the Series’ Net Assets.

 3 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2025 was $711,471, or 0.2% of the Series’ Net Assets.

4 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2025.

5 Security is perpetual in nature and has no stated maturity date.

6 Issuer filed for bankruptcy and/or is in default of interest payments.

7 Floating rate security. Rate shown is the rate in effect as of July 31, 2025.

8 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2025.

9 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2025.

10 Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,933,299	$7,933,299	$—	$—
Consumer Discretionary	17,063,729	17,063,729	—	—
Consumer Staples	3,156,410	3,156,410	—	—
Financials	20,688,638	20,688,638	—	—
Health Care	15,503,622	15,503,622	—	—
Industrials	16,470,497	16,470,497	—	—
Information Technology	29,588,745	29,588,745	—	—
Materials	8,437,843	8,437,843	—	—
Real Estate	3,419,134	3,419,134	—	—

Investment Portfolio - July 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$89,618,295	$—	$89,618,295	$—
States and political subdivisions (municipals)	893,813	—	893,813	—
Corporate debt:
Communication Services	1,090,614	—	1,090,614	—
Consumer Discretionary	2,966,314	—	2,966,314	—
Energy	4,973,570	—	4,973,570	—
Financials	19,776,919	—	19,776,919	—
Industrials	2,563,874	—	2,563,874	—
Materials	1,548,136	—	1,548,136	—
Real Estate	4,953,580	—	4,953,580	—
Utilities	2,817,817	—	2,817,817	—
Asset-backed securities	15,680,314	—	15,680,314	—
Commercial mortgage-backed securities	16,314,415	—	16,314,415	—
Foreign government bonds	2,158,477	—	2,158,477	—
Short-Term Investment	10,433,993	10,433,993	—	—
Total assets	$298,052,048	$132,695,910	$165,356,138	$—

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.